FAIR VALUE OF ASSETS AND LIABILITIES (Details 7) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Discounted cash flow [member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value	$ 213,516
Interest rate, significant unobservable inputs, assets	11.19%	11.36%
Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value		$ 3,118
Effect on fairvalue of assets due to increase in basis point		3,292
Effect on fair value of assets due to decrease in basis point		2,985
Market comparable prices [member] | Price [Member] | PA Viva Malls [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value	$ 1,119,973	757,886
Debt Securities [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value		300,167
Trading equity securities [member] | Market comparable prices [member] | Price [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value	1,539,600	1,343,604
Equity securities held for sale [Member] | Market comparable prices [member] | Price [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value	0	2,486
Securities issued by other financial institutions [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value	206,950	$ 297,049
Corporate bonds [Member] | Discounted cash flow [member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value	$ 159
Interest rate, significant unobservable inputs, assets	0.27%
Effect on fairvalue of assets due to increase in basis point	$ 159
Effect on fair value of assets due to decrease in basis point	160
Corporate bonds [Member] | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets		0.81%
Option contract [member] | Black-Scholes [Member] | Recovery rate [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value		$ 14,249
Interest rate, significant unobservable inputs, assets		4.99%
Effect on fairvalue of assets due to increase in basis point		$ 14,142
Effect on fair value of assets due to decrease in basis point		14,280
Option contract [member] | Black-Scholes [Member] | Credit spread [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value	$ 89,511
Interest rate, significant unobservable inputs, assets	0.77%
Effect on fairvalue of assets due to increase in basis point	$ 88,834
Effect on fair value of assets due to decrease in basis point	89,876
Forward contract [member] | Discounted cash flow [member] | Credit spread [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value	$ 141,501	$ 73,069
Interest rate, significant unobservable inputs, assets	2.96%	2.41%
Effect on fairvalue of assets due to increase in basis point	$ 140,844	$ 72,886
Effect on fair value of assets due to decrease in basis point	155,113	73,263
Swap contract [member] | Discounted cash flow [member] | Credit spread [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value	$ 144,383	$ 176,499
Interest rate, significant unobservable inputs, assets	2.58%	1.95%
Effect on fairvalue of assets due to increase in basis point	$ 139,506	$ 170,701
Effect on fair value of assets due to decrease in basis point	$ 136,941	$ 182,343
TIPS, securities issued by other institutions one [Member] | Debt Securities [Member] | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	0.69%	0.63%
Effect on fairvalue of assets due to increase in basis point	$ 160,056	$ 225,867
Effect on fair value of assets due to decrease in basis point	168,000	235,382
TIPS, securities issued by other institutions two [Member] | Debt Securities [Member] | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value		236,236
Effect on fairvalue of assets due to increase in basis point		226,007
Effect on fair value of assets due to decrease in basis point		$ 235,228
TIPS, securities issued by other institutions two [Member] | Debt Securities [Member] | Discounted cash flow [member] | Liquidity risk premium [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value	$ 164,401
Interest rate, significant unobservable inputs, assets	3.58%	4.48%
Effect on fairvalue of assets due to increase in basis point	$ 160,162
Effect on fair value of assets due to decrease in basis point	167,881
TIPS, securities issued by other institutions TIPS three [Member] | Debt Securities [Member] | Discounted cash flow [member] | Prepayment speed [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Effect on fairvalue of assets due to increase in basis point	164,102	$ 231,087
Effect on fair value of assets due to decrease in basis point	163,602	230,152
Other bonds, securities issued by other institutions [Member] | Debt Securities [Member] | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value	$ 34,961	$ 41,776
Interest rate, significant unobservable inputs, assets	0.60%	0.81%
Effect on fairvalue of assets due to increase in basis point	$ 33,700	$ 35,305
Effect on fair value of assets due to decrease in basis point	$ 36,299	38,282
Other bonds, securities issued by other institutions [Member] | Debt Securities [Member] | Discounted cash flow [member] | Liquidity risk premium [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	3.04%
Effect on fairvalue of assets due to increase in basis point	$ 33,142
Effect on fair value of assets due to decrease in basis point	35,678
Securitisations, securities issued by other institutions [Member] | Debt Securities [Member] | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value	$ 5,394	$ 10,919
Interest rate, significant unobservable inputs, assets	2.04%	1.19%
Effect on fairvalue of assets due to increase in basis point	$ 5,376	$ 10,825
Effect on fair value of assets due to decrease in basis point	$ 5,421	11,014
Time deposit, securities issued by other institutions [Member] | Debt Securities [Member] | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value		$ 8,118
Interest rate, significant unobservable inputs, assets	0.05%	1.81%
Effect on fairvalue of assets due to increase in basis point		$ 8,056
Effect on fair value of assets due to decrease in basis point		$ 8,184
Multilateral bonds [Member] | Debt Securities [Member] | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value	$ 2,194
Interest rate, significant unobservable inputs, assets	0.05%
Effect on fairvalue of assets due to increase in basis point	$ 2,187
Effect on fair value of assets due to decrease in basis point	2,197
Governments bonds [Member] | Discounted cash flow [member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value	$ 6,407
Interest rate, significant unobservable inputs, assets	0.32%
Effect on fairvalue of assets due to increase in basis point	$ 6,406
Effect on fair value of assets due to decrease in basis point	6,413
Total securities issued by foreign governments [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value	$ 6,407
Bottom of range [member] | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets		0.11%
Bottom of range [member] | Corporate bonds [Member] | Discounted cash flow [member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	0.27%
Bottom of range [member] | Option contract [member] | Black-Scholes [Member] | Recovery rate [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets		0.06%
Bottom of range [member] | Option contract [member] | Black-Scholes [Member] | Credit spread [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	0.00%
Bottom of range [member] | Forward contract [member] | Discounted cash flow [member] | Credit spread [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	0.00%	0.00%
Bottom of range [member] | Swap contract [member] | Discounted cash flow [member] | Credit spread [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	0.00%	0.00%
Bottom of range [member] | TIPS, securities issued by other institutions one [Member] | Debt Securities [Member] | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	0.16%	0.43%
Bottom of range [member] | TIPS, securities issued by other institutions two [Member] | Debt Securities [Member] | Discounted cash flow [member] | Liquidity risk premium [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	0.00%	0.00%
Bottom of range [member] | Other bonds, securities issued by other institutions [Member] | Debt Securities [Member] | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	0.14%	0.11%
Bottom of range [member] | Other bonds, securities issued by other institutions [Member] | Debt Securities [Member] | Discounted cash flow [member] | Liquidity risk premium [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	2.80%
Bottom of range [member] | Securitisations, securities issued by other institutions [Member] | Debt Securities [Member] | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	2.04%	2.24%
Bottom of range [member] | Time deposit, securities issued by other institutions [Member] | Debt Securities [Member] | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets		1.77%
Bottom of range [member] | Governments bonds [Member] | Discounted cash flow [member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	0.32%
Top of range [member] | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets		0.76%
Top of range [member] | Option contract [member] | Black-Scholes [Member] | Recovery rate [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets		23.75%
Top of range [member] | Option contract [member] | Black-Scholes [Member] | Credit spread [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	18.81%
Top of range [member] | Forward contract [member] | Discounted cash flow [member] | Credit spread [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	21.55%	16.54%
Top of range [member] | Swap contract [member] | Discounted cash flow [member] | Credit spread [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	54.30%	21.31%
Top of range [member] | TIPS, securities issued by other institutions one [Member] | Debt Securities [Member] | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	0.90%	10.35%
Top of range [member] | TIPS, securities issued by other institutions two [Member] | Debt Securities [Member] | Discounted cash flow [member] | Liquidity risk premium [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	9.38%	10.35%
Top of range [member] | Other bonds, securities issued by other institutions [Member] | Debt Securities [Member] | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	0.89%	0.76%
Top of range [member] | Other bonds, securities issued by other institutions [Member] | Debt Securities [Member] | Discounted cash flow [member] | Liquidity risk premium [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets	3.48%
Top of range [member] | Securitisations, securities issued by other institutions [Member] | Debt Securities [Member] | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets		3.43%
Top of range [member] | Time deposit, securities issued by other institutions [Member] | Debt Securities [Member] | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Interest rate, significant unobservable inputs, assets		1.86%